Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	Depreciation is computed using the straight-line method over the estimated useful lives of the assets, summarized as follows:
Computers and software.	3 years

Office equipment.	5 years

Furniture and Fixtures.	10 Years

Lab machinery.	10 years

Leasehold improvements	Lower of estimated useful life or remaining period of lease term

Schedule of Financial Liabilities Measured at Fair Value

The following table sets forth the financial liabilities, measured at fair value, by level within the fair value hierarchy as of June 30, 2025, and December 31, 2024

	June 30, 2025	December 31, 2024
Level 3
Convertible debt	$4,034,381	$3,589,410
Promissory notes – ReShape	$424,247	-